SCHEDULE OF CONDENSED BALANCE SHEETS OF THE PARENT COMPANY (Details) (Parenthetical) - Seamless Group Inc [Member] - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Common shares, par value	$ 0.001	$ 0.001
Common stock, shares authorized	58,030,000	58,030,000
Common stock, shares issued	58,030,000	58,030,000
Common stock, shares outstanding	58,030,000	58,030,000